Operating Lease (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Lessor, Operating Lease, Payments to be Received, Maturity
The minimum contractual future revenues to be received on non-cancellable time charter leases in respect of our vessels as of June 30, 2019, were as follows:

Period ending December 31,
(in thousands of $)
2019	20,079
2020	6,580
Total	26,659

Operating Lease, Lease Income
The components of operating lease income were as follows:

Six months ended June 30, 2019
(in thousands of $)
Operating lease income	22,001
Variable lease income (1)	2,698
Total operating lease income	24,699
(1) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Lease, Cost
The components of operating lease cost were as follows:

(in thousands of $)	Six months ended June 30, 2019
Operating lease cost (1)	3,430
Variable lease cost (2)	975
Total operating lease cost	4,405

(1) "Operating lease cost" includes short-term lease cost.
(2) "Variable lease cost" is excluded from lease payments that comprise the operating lease liability.

Lessee, Operating Lease, Liability, Maturity
The maturity of our lease liabilities is as follows:

(in thousands of $)
Year ending December 31,	Operating leases
2019 (1)	2,304
2020	3,452
2021	2,288
2022	1,223
2023	491
Thereafter	2,462
Total operating lease liabilities on June 30, 2019	12,220
(1) For the six months ending December 31, 2019.